Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MONEY MARKET RESERVES
Prospectus Date	rr_ProspectusDate	Dec. 14, 2015
Supplement [Text Block]	moneymkt_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Prime Money Market Fund Vanguard Federal Money Market Fund Vanguard Treasury Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes for Vanguard Prime Money Market Fund

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Prospectus and Summary Prospectus Text Changes for Vanguard Federal Money Market Fund

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments. Under normal circumstances, at least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Prospectus and Summary Prospectus Text Changes for Vanguard Treasury Money Market Fund

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 30 102016

[SHIP LOGO VANGUARD (R)]

Vanguard Prime Money Market Fund

Supplement to the Prospectus and Summary Prospectus for AdmiralTM Shares Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 66 102016
VANGUARD MONEY MARKET RESERVES | Vanguard Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	moneymkt_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Prime Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes for Vanguard Prime Money Market Fund

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 30 102016

[SHIP LOGO VANGUARD (R)]

Vanguard Prime Money Market Fund

Supplement to the Prospectus and Summary Prospectus for AdmiralTM Shares Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 66 102016
VANGUARD MONEY MARKET RESERVES | Vanguard Federal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	moneymkt_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Federal Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes for Vanguard Federal Money Market Fund

The paragraph under “Principal Investment Policies” is replaced with the following:

The Fund invests primarily in high-quality, short-term money market instruments. Under normal circumstances, at least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 30 102016

VANGUARD ADMIRAL FUNDS | Vanguard Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	moneymkt_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Treasury Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated December 14, 2015

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014 and September 2015.

Prospectus and Summary Prospectus Text Changes for Vanguard Treasury Money Market Fund

The last paragraph under “Principal Risks” is replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 30 102016